SCHEDULE OF CONTRACT LIABILITIES (Details)	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)
Contract Liabilities
Balance at beginning of the period	$ 431,053	$ 544,678	$ 16,699
Additions	1,268,167	1,602,456	914,678
Recognized to revenue during the year	(1,699,220)	(2,147,134)	(386,699)
Balance at end of the period			$ 544,678